Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Leases [Line Items]
Weighted average remaining lease term	2 months 12 days		1 year 2 months 12 days		1 year 10 months 24 days
Operating lease weighted average discount rates	8.00%		8.00%		8.00%
Impairment loss of right-of-use assets			$ 144,051		$ 200,916
Lease cost			$ 53,894		317,566
DiamiR Biosciences Corp. [Member]
Leases [Line Items]
Weighted average remaining lease term		1 year 7 months 6 days		1 year 7 months 6 days
Operating lease weighted average discount rates		10.00%		10.00%
Lease term				1 year
Lease term renewal		1 year		1 year
Lease cost		$ 40,103		$ 47,493
Office [Member]
Leases [Line Items]
Impairment loss of right-of-use assets					$ 31,030